GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 5,584
Ending balance	6,972	$ 5,584
Cost:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,487	4,567
Acquisitions of businesses (see Note 14)	0	618
Additions	2,662	2,298
Exchange differences	(74)	4
Ending balance	10,075	7,487
Amortization and impairment:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,903)	(982)
Amortization charge for the year	(1,200)	(921)
Ending balance	(3,103)	(1,903)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	622
Ending balance	548	622
Goodwill | Cost:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	622	0
Acquisitions of businesses (see Note 14)	0	618
Exchange differences	(74)	4
Ending balance	548	622
Goodwill | Amortization and impairment:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Ending balance	0	0
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,148
Ending balance	$ 6,048	$ 4,148
Software | Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining amortization period	1 year	2 years
Software | Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining amortization period	5 years	5 years
Software | Cost:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 5,550	$ 3,252
Acquisitions of businesses (see Note 14)	0	0
Additions	2,662	2,298
Exchange differences	0	0
Ending balance	8,212	5,550
Software | Amortization and impairment:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,402)	(919)
Amortization charge for the year	(762)	(483)
Ending balance	(2,164)	(1,402)
Customer List
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	814
Ending balance	$ 376	$ 814
Remaining amortization period	1 year	2 years
Customer List | Cost:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 1,315	$ 1,315
Acquisitions of businesses (see Note 14)	0	0
Additions	0	0
Exchange differences	0	0
Ending balance	1,315	1,315
Customer List | Amortization and impairment:
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(501)	(63)
Amortization charge for the year	(438)	(438)
Ending balance	$ (939)	$ (501)